Investment in Securities - Additional Information (Detail) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2019 JPY (¥) Investment	Dec. 31, 2018 JPY (¥)	Dec. 31, 2019 JPY (¥) Investment	Dec. 31, 2018 JPY (¥)	Mar. 31, 2019 JPY (¥) Investment
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading securities	¥ 22,522	¥ (7,547)	¥ 34,529	¥ (4,944)
Investment funds fair value	¥ 25,583		¥ 25,583		¥ 27,367
Number of investment securities in an unrealized loss position | Investment	390		390		199
Equity securities
Schedule of Investments [Line Items]
Investment funds fair value	¥ 5,997		¥ 5,997		¥ 5,811
Trading Debt Securities
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading debt securities	74	¥ (123)	7	¥ (102)
Available-for-sale securities | Foreign Government Bond Securities
Schedule of Investments [Line Items]
Investment funds fair value	790		790		420
Available-for-sale securities | Foreign Corporate Debt Securities
Schedule of Investments [Line Items]
Investment funds fair value	¥ 18,796		¥ 18,796		¥ 21,136